Document and Entity Information - shares	3 Months Ended
	Mar. 31, 2018	May 14, 2018
Document And Entity Information
Entity Registrant Name	ATI Modular Technology Corp.
Entity Central Index Key	0001679426
Document Type	S-4/A
Document Period End Date	Mar. 31, 2018
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer	No
Is Entity a Voluntary Filer	No
Is Entity's Reporting Status Current	Yes
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		126,740,708
Document Fiscal Period Focus	Q1
Document Fiscal Year Focus	2018